Income tax benefit/(expense) - Disclosure of reconciliation of deferred income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Deferred tax liability (asset), at beginning of period	€ 5,443	€ 2,954	€ 4,943
Exchange differences	(836)	536	(294)
Income statement charge / (credit)	(664)	1,953	(1,695)
Deferred tax liability (asset), at end of period	€ 3,943	€ 5,443	€ 2,954